Schedule of Notes Payable Related Parties (Details)	3 Months Ended
	Sep. 30, 2025 USD ($) shares
Short-Term Debt [Line Items]
Equivalent Shares | shares	3,007,313
In-Default | $
Chief Executive Officer [Member] | Loan #19 [Member]
Short-Term Debt [Line Items]
Date of Note	Sep. 10, 2024
Maturity Date of Note	Sep. 10, 2027
Interest Rate	15.00%
Conversion Rate	0.0134%	[1]
Equivalent Shares | shares	2,264,478
In-Default | $
Collateral	Unsecured
Chief Revenue l Officer [Member] | Loan #28 [Member]
Short-Term Debt [Line Items]
Date of Note	Sep. 10, 2024
Maturity Date of Note	Sep. 04, 2027
Interest Rate	15.00%
Conversion Rate	0.0134%	[1]
Equivalent Shares | shares	742,836
In-Default | $
Collateral	Unsecured

[1]	These convertible notes are convertible at a discount, equal to 65% of the lowest market price over the preceding 20 days.